Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,009,801	¥ 4,031,792
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,328,140	3,368,014
Retail | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,766,604	2,781,316
Retail | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	419,522	427,995
Retail | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	142,014	158,703
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,321,605	3,360,770
Retail | Performing | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,762,413	2,776,500
Retail | Performing | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	418,615	426,930
Retail | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	140,577	157,340
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	6,535	7,244
Retail | Nonperforming | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,191	4,816
Retail | Nonperforming | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	907	1,065
Retail | Nonperforming | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,437	1,363
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	380,339	362,136
Direct financing leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	379,275	361,373
Direct financing leases | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,064	763
Consumer Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,708,479	3,730,150
Consumer Portfolio Segment | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,700,880	3,722,143
Consumer Portfolio Segment | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,599	8,007
Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	301,322	301,642
Dealer loans | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	265,644	267,526
Dealer loans | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	35,678	34,116
Dealer loans | Low Risk
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	168,779	158,142
Dealer loans | Low Risk | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	150,473	144,118
Dealer loans | Low Risk | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	18,306	14,024
Dealer loans | Moderate Risk
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	132,543	143,500
Dealer loans | Moderate Risk | Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	115,171	123,408
Dealer loans | Moderate Risk | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 17,372	¥ 20,092